Containers and Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2017
Component of Containers and Fixed Assets, Net

The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows and there were no intangible assets recognized related to the leases:

Containers, net	$18,453
Other net assets	1,440
$19,893

Containers
Component of Containers and Fixed Assets, Net

Containers, net at December 31, 2017 and 2016 consisted of the following:

	2017	2016 (1)
Containers	$4,963,965	$4,708,326
Less accumulated depreciation	(1,172,355)	(990,784)
Containers, net	$3,791,610	$3,717,542

(1)

Amount as of December 31, 2016 has been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net (see Note 2 “Immaterial Correction of Errors in Prior Periods”).

Fixed Assets
Component of Containers and Fixed Assets, Net

Fixed assets, net at December 31, 2017 and 2016 consisted of the following:

	2017	2016
Computer equipment and software	$9,563	$8,898
Office furniture and equipment	1,428	1,408
Automobiles	36	34
Leasehold improvements	1,912	1,789
	12,939	12,129
Less accumulated depreciation	(10,788)	(10,136)
Fixed assets, net	$2,151	$1,993